Legal proceedings and contingent liabilities - Legal proceedings (Details) $ in Thousands	1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended		36 Months Ended
	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 employee	Jul. 31, 2020 USD ($)	Aug. 31, 2017 lawsuit	Jun. 30, 2024	Dec. 31, 2021 lawsuit	Dec. 31, 2019 lawsuit	Dec. 31, 2021 lawsuit	Jan. 31, 2024 patent	Oct. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2012 agreement patent
Soliris patent proceedings
Commitments and contingent liabilities
Number of patents involved in patent proceedings | patent										6
Number of patents involved in proceedings that are subject to inter partes review | patent										5
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of disputed royalty-bearing patent license agreements | agreement													2
Calquence US Patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers which settlement agreements have been entered with						5
Number of generic manufacturers with which proceedings are ongoing						3
Lokelma US patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers which settlement agreements have been entered with						2
Nexium and LosecPrilosec US proceedings
Commitments and contingent liabilities
Legal proceedings provision											$ 425,000
Nexium and LosecPrilosec Canada proceedings
Commitments and contingent liabilities
Number of class action lawsuits brought against entity | lawsuit					3
Number of class action lawsuits dismissed | lawsuit							1	1	2
Commencement of major litigation | Soliris patent proceedings
Commitments and contingent liabilities
Number of patents involved in patent proceedings | patent										6
Number of patents involved in proceedings that are subject to inter partes review | patent										5
Daiichi Sankyo | Enhertu US patent proceedings
Commitments and contingent liabilities
Damages payable												$ 41,820
Royalties payable on sales, percent											8.00%
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of disputed royalty-bearing patent license agreements | patent													2
Pay Equity Litigation
Commitments and contingent liabilities
Number of plaintiffs in case						3
Tagrisso US patent proceedings
Commitments and contingent liabilities
Litigation settlement, amount awarded to counterparty	$ 107,500
Turkish Ministry of Health matter | Alexion Turkey
Commitments and contingent liabilities
Amount of civil settlements disclosed in case				$ 21,500
Definiens commercial litigation
Commitments and contingent liabilities
Amount of claims against entity				$ 140,000
Litigation settlement, amount awarded to counterparty		$ 46,430
US employment litigation
Commitments and contingent liabilities
Number of former employees that filed lawsuit for disparate treatment | employee			7